Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 36,711	$ 25,739
Trade receivables	936	859
Inventories	2,014	1,948
Prepayments and other current assets	10	5
Total current assets	39,671	28,551
Property, plant and equipment, net	27,375	20,397
Deposits paid for acquisition of property, plant and equipment		6,860
Right-of-use assets	186	142
Deferred tax assets	488	293
Total non-current assets	28,049	27,692
Total assets	67,720	56,243
Current liabilities:
Bank overdraft	2,545	2,565
Short-term bank borrowings	141
Accruals and other payables	529	105
Amounts due to related parties	1,122	519
Lease liabilities, current portion	16	11
Income tax payable	125	191
Total current liabilities	4,478	3,391
Lease liabilities, non-current portion	200	159
Total non-current liabilities	200	159
Total liabilities	4,678	3,550
Shareholders’ equity
Ordinary shares (HK$0.008 par value, 38,000,000 shares authorized, 12,000,000 shares issued and outstanding as of December 31, 2022 and US$0.0008 par value, 125,000,000 shares authorized, 20,000,000 shares issued and outstanding as of December 31, 2023)	16	10
Receivables from shareholders	(3,210)	(10)
Share premium	4,861	1,667
Retained profits	62,619	51,118
Accumulated other comprehensive income (loss)	(3,783)	(2,631)
Other reserves	2,539	2,539
Total shareholders’ equity	63,042	52,693
Total liabilities and shareholders’ equity	67,720	56,243
Related Party
Current liabilities:
Amounts due to related parties	$ 1,122	$ 519